Stock-based compensation (Details) shares in Thousands	6 Months Ended
Jun. 30, 2018 $ / shares shares
Weighted average exercise price, Exercised	$ 0.47
Stock options [Member]
Number of shares, Outstanding - beginning of period | shares	9,175
Number of shares, Granted | shares	100
Number of shares, Exercised | shares	(799)
Number of shares, Cancelled | shares	(1,271)
Number of shares, Forfeited/expired | shares	0
Number of shares, Outstanding - end of period | shares	7,205
Weighted average exercise price, Outstanding - beginning of period	$ 0.38
Weighted average exercise price, Granted	0.63
Weighted average exercise price, Exercised	0.45
Weighted average exercise price, Cancelled	0.45
Weighted average exercise price, Forfeited/expired	0
Weighted average exercise price, Outstanding - end of period	$ 0.36